Transfers of financial assets and servicing rights - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Mortgage Servicing Fees Excluding Fair Value	$ 48,200,000	$ 49,200,000	$ 47,700,000
Weighted average mortgage servicing fees	0.28%	0.27%
Mortgage loans related to buy-back option program	21,080,005,000	20,703,192,000
Weighted Average Small Business Administration Servicing Fees	1.03%	1.04%
Loans With Recourse [Member]
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Loans serviced	2,900,000,000	3,500,000,000
Buy Back Option Program [Member]
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Mortgage loans related to buy-back option program	56,000,000	180,000,000
Repurchased Loans	255,000,000
Residential Mortgage
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Securitization Financial Asset For Which Transfer Is Accounted As Sale Gain Loss On Sale	75,800,000	24,100,000
Loan
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Servicing rights on whole loan sales, principal balance	259,000	134,000
Whole loans sales, net gains	12,600,000	2,900,000
Serviced Mortgage Loans [Member]
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Loans serviced	16,700,000,000	17,300,000,000
Serviced Mortgage Loans [Member] | Loans With Recourse [Member]
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Repurchased Loans	157,000,000	241,000,000
Serviced Small Business Administration Commercial Loans [Member]
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Loans serviced	$ 485,000,000	$ 514,000,000